Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 241,943	$ 105,815
Short-term deposits	156,000	72,000
Trade accounts receivable, net	57,825	41,001
Inventories	58,759	39,736
Other current assets	5,653	3,366
Total current assets	520,180	261,918
Long-term deposits	32,000	0
Long-term inventory	5,150	4,416
Deferred tax asset	227	482
Other assets	190	85
Property, plant and equipment, net	25,400	20,398
Intangible assets, net	610	609
Total non-current assets	63,577	25,990
Total assets	583,757	287,908
Current liabilities
Trade accounts payable	33,550	27,180
Other current liabilities	56,137	30,204
Total current liabilities	89,687	57,384
Long-term liabilities
Other Liabilities, Noncurrent	5,800	3,260
Convertible notes	194,643	0
Total noncurrent liabilities	200,443	3,260
Total liabilities	290,130	60,644
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2020 and 2019; 45,365,354 and 40,742,355 issued shares at December 31, 2020 and 2019, respectively; 43,272,978 and 38,649,979 shares outstanding at December 31, 2020 and 2019, respectively	172	171
Additional paid-in capital	176,582	170,497
Retained earnings	118,771	58,494
Total shareholders' equity before treasury stock	295,525	229,162
Treasury stock, at cost (2,092,376 shares as of December 31, 2020 and 2019)	(1,898)	(1,898)
Total shareholders' equity	293,627	227,264
Total liabilities and shareholders' equity	$ 583,757	$ 287,908